Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Benchmark Capital Management Co. II, L.L.C.
________________________________________________________________________________

Address:  2490 Sand Hill Road, Menlo Park, CA 94025_____________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05417 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Steven M. Spurlock

Title:  Managing Member

Phone:  650 854-8180

Signature, Place, and Date of Signing:

/s/ Steven M. Spurlock__________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

February 13, 2001_______________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13FCOMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                     11
                                                --------------

Form 13F Information Table Value Total:             $  886,287
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                              Title                       Value       Shares/ Sh/  Put/ Invstmt Other
      Name of Issuer        of class       CUSIP          (x$1000)    PrnAmt  Prn Call  Dscretn Managers       Sole   Shared   None

Ashford.com, Inc.            Common      044093102        3,400    10,862,177  SH       Sole               10,862,177       0      0
Critical Path, Inc.          Common      22674V100       51,868     1,686,769  SH       Sole                1,686,769       0      0
E-Loan, Inc.                 Common      26861P107        4,514     9,027,624  SH       Sole                9,027,624       0      0
Equinix                      Common      29444U106       37,341     8,535,000  SH       Sole                8,535,000       0      0
1-800-Flowers.com, Inc.      Common      68243Q106        3,926       951,870  SH       Sole                  951,870       0      0
GlobeSpan, Inc.              Common      379571102       13,029       473,775  SH       Sole                  473,775       0      0
Handspring, Inc.             Common      410293104      732,027    18,799,821  SH       Sole               18,799,821       0      0
Motorola (C-port)            Common      620076109        2,424       119,723  SH       Sole                  119,723       0      0
PlanetRx                     Common      727049108          187       666,872  SH       Sole                  666,872       0      0
Scient Corporation           Common      80864H109        5,700     1,753,910  SH       Sole                1,753,910       0      0
Turnstone                    Common      900423104       31,871     4,284,892  SH       Sole                4,284,892       0      0

                                     TOTAL               886,287
